Equity	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Equity [Abstract]
Equity

Note 11 — Equity

The Company’s amended and restated certificate of incorporation authorizes the issuance of preferred stock, Class A Common Stock and Class B Common Stock.

The Company assesses its preferred stock instruments at issuance and each reporting period for classification and derivative features requiring bifurcation.

The preferred stock is classified as mezzanine equity due to redemption features not solely within the Company’s control. For preferred stock presented as mezzanine equity that is not currently redeemable, the Company assesses the probability of the event that would lead to redemption. If it is probable that the equity instrument will become redeemable, the Company accretes changes in the redemption value over the period from the date of issuance, or from the date that it becomes probable that the instrument will become redeemable, if later, to the earliest redemption date of the instrument using an appropriate methodology. If an equity instrument classified as mezzanine equity is not probable of redemption, subsequent adjustment of the amounts presented in mezzanine equity is unnecessary.

Issuance of Preferred Stock and Preferred Warrants

On May 19, 2026, the Company entered into a Securities Purchase Agreement (the “Kips Purchase Agreement”) with Kips Bay Select, LP (“Kips”), pursuant to which the Company agreed to sell to Kips (i) 2,000 shares of Series A 10% Convertible Preferred Stock (the “Preferred Shares”) for an aggregate purchase price of $2,000, reflecting an aggregate stated value of $2,400, and (ii) a Preferred Stock Purchase Warrant (the “Preferred Warrant”) to purchase up to an additional 6,000 shares of Series A 10% Convertible Preferred Stock at an exercise price of $1,000 per share. Kips funded $2,000 and $25 was withheld for legal fees, resulting in net proceeds to the Company of $1,975.

The Company has classified the preferred stock as mezzanine equity on the condensed consolidated balance sheet, as the shares have certain redemption features contingent upon the occurrence or non-occurrence of certain events that are not solely in the control of the Company.   The carrying value of the Series A convertible preferred stock, which includes the proceeds received upon issuance, has not been adjusted to liquidation value since the securities are not currently redeemable or probable to become redeemable.

Liquidation Preference

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, holders of preferred stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the Stated Value of $1,200 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under the Certificate of Designation (the “Certificate of Designation”), for each share of Preferred Stock before any distribution or payment shall be made to the holders of any junior securities, and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of preferred stock shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Dividend Rights

Dividends are cumulative and accrue at a stated rate of 10.00% of the Stated Value per annum and are payable in cash, or at the Company’s option, shares of Series A 10% Convertible Preferred Stock.

Conversion Rights

The Preferred Shares and any shares issued upon exercise of the Preferred Warrant are convertible into shares of our Class A Common Stock. The Conversion Price is 82% of the lowest 8-day VWAP of the Class A Common Stock immediately prior to and including the date of the conversion notice, subject to adjustments. The number of shares of Class A Common Stock issuable upon conversion is equal to the aggregate stated value plus accrued and unpaid dividends divided by the Conversion Price. The Company determined that the conversion feature embedded within its preferred stock requires bifurcation under the guidance of ASC 815, Derivatives and Hedging Activities. As shares of Series A 10% Convertible Preferred Stock are convertible at any time at the above terms, the estimated fair value of the preferred stock, the bifurcated conversion feature, and the Preferred Warrant exceeded the amount of proceeds received from the investor. As a result, the Company recognized a loss on issuance of $3,707, included in “Loss on issuance of preferred shares and liability-classified warrants” on the condensed consolidated statements of operations and comprehensive loss. See Note 14, Fair Value Measurements.

Voting Rights

Holders of the redeemable convertible preferred stock generally have no voting rights. However, as long as any shares of redeemable convertible preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of redeemable convertible preferred stock, take certain specified actions such as amending the terms of the preferred shares that would have a material adverse affect on the economics of the preferred stock.

Registration Rights Agreement

In connection with the transaction, on May 19, 2026, the Company also entered into a Registration Rights Agreement with Kips (the “Registration Rights Agreement”) pursuant to which the Company agreed to register the resale of shares of Class A Common Stock issuable upon conversion of the Preferred Shares and upon exercise of the Preferred Warrant.

On June 18, 2026, the Company and Kips entered into Amendment No. 1 to the Registration Rights Agreement, pursuant to which the filing and effectiveness deadlines were extended and prior remedies were waived. In addition, The Company and Kips agreed to revise the Original Issue Date of the Preferred Shares to be June 18, 2026. As a non-refundable registration-extension fee, fully earned upon execution of the amendment, the Company issued 294,117 shares of Class A Common Stock (the “Extension Shares”) on July 17, 2026, valued at $600 based on a price of $2.04 per share, which exceeded the Nasdaq Listing Rule 5635(d) Minimum Price of $2.036. Our registration statement on Form S-1 (File No. 333-296928) was filed June 22, 2026 and declared effective July 16, 2026. The Company recorded a charge of $600 in the three months ended June 30, 2026 with respect to the Extension Shares, which was recorded in financing costs expensed in the condensed consolidated statements of operations and comprehensive loss.

In addition to the exchange agreements discussed in Note 7, Debt, during the nine months ended June 30, 2025, the Company and the holders of certain of the Company’s accounts payable and accrued expenses and other current liabilities agreed to settle the outstanding balances, totaling $2,122, for 134,062 shares of the Company’s Class A Common Stock. The Company recognized a gain on the settlements of $1,469 recorded in other non-operating (gains) losses, net, in the condensed consolidated statements of operations and comprehensive loss.

During the nine months ended June 30, 2026, in connection with a modification of the RaGE earnout agreement, the Company issued 464,952 shares of the Company’s Class A Common Stock. The Company recognized an additional expense on the issuance of $1,121 recorded in selling, general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

On April 2, 2026, the Company’s board of directors approved a reverse stock split of its Class A Common Stock and Class B Common Stock at a ratio of 1-for-10 (the “Reverse Stock Split”). The Reverse Stock Split became effective at 4:00 p.m. Eastern Time on April 6, 2026, and the Company’s Class A Common Stock began trading on a post-split adjusted basis on April 7, 2026. The number of authorized shares and par value per share were not adjusted as a result of the Reverse Stock Split. The shares of common stock underlying outstanding stock options and other equity instruments, other than outstanding warrants, were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. The number of Public Warrants and Private Warrants outstanding was not reduced as a result of the Reverse Stock Split. Rather, in accordance with the terms of the applicable warrant agreements, the number of shares of common stock issuable upon exercise of each outstanding warrant was proportionately reduced such that each warrant is exercisable for 1/10th of one share of common stock following the Reverse Stock Split, and the applicable exercise prices were proportionately increased, as applicable. Accordingly, the number of warrants outstanding has not been retrospectively adjusted or recast in the condensed consolidated financial statements. No fractional shares were issued in connection with the Reverse Stock Split, and cash was paid in lieu of fractional shares.

Issuance of Class A Common Stock

On January 6, 2026, the Company entered into certain securities purchase agreements with unrelated investors relating to a public offering of 3,000,000 shares of its Class A Common Stock at a price to the public of $2.00 per share (the “Offering”). In connection with the Offering, the Company entered into a placement agency agreement, pursuant to which the Company agreed to pay the placement agent a cash placement fee equal to 8.0% of the aggregate gross proceeds raised in the Offering. Subject to certain conditions, the Company also agreed to reimburse the placement agent up to 1.0% of the gross proceeds raised in the Offering for non-accountable expenses and up to $100 for fees and expenses of legal counsel and other out-of-pocket expenses. The Company also agreed to indemnify the placement agent against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments that the placement agent may be required to make in respect of those liabilities. The net proceeds to the Company from the Offering were approximately $5,360, after deducting placement agent fees and commissions and other estimated offering expenses payable by the Company. As a result of the Offering, the Company issued 220,000 shares of its Class A Common Stock to a lender as make-whole shares, pursuant to the terms of a promissory note.

During the nine months ended June 30, 2025, the Company sold 52,173 shares of its Class A Common Stock to an unaffiliated investor for net proceeds of $600. The Company also issued 61,059 shares of its Class A Common Stock to certain vendors in settlement of $700 of accounts payable. In connection therewith, the Company recognized a gain of $147. Also during the nine months ended June 30, 2025, holders of 12,500 shares of the Company’s Class B Common Stock elected to convert such shares into the same number of shares of the Company’s Class A Common Stock.

Termination of At the Market Offering Agreement

On October 21, 2025, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with Roth Capital Partners, LLC (“Manager”) under which the Company may offer and sell, from time to time at its sole discretion, up to $15,800 in shares of its Class A Common Stock through the Manager acting in its capacity as its sales agent. On June 26, 2026, the Company terminated its At The Market Offering Agreement and filed a post-effective amendment to deregister approximately 900,000 shares of Class A Common Stock previously registered for potential sale under the facility.

During the nine months ended June 30, 2026, the Company sold 191,449 shares of its Class A Common Stock under the ATM Agreement, for net proceeds (after commissions) of $1,254.

As of June 30, 2026, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	15,001,187
Reserve for conversion of Class B Common Stock	200,491
Reserve for exercise of common stock warrants	2,593,074
Reserve for Earnout shares	350,000
Reserve for Extension shares	294,117
Reserve for conversion of Series A 10% Convertible Preferred Stock and exercise of Preferred Warrant [1]	—
Reserve for conversion of convertible notes payable measured at fair value[2]	—
Stock options and RSUs	711,217
Awards available for grant under 2023 Equity Incentive Plan	357,047
Awards available for grant under 2023 Employee Stock Purchase Plan	68,705
Shares of Class A Common Stock available for issuance	265,424,162

[1]	The amounts issuable upon conversion of the preferred shares or the exercise of the warrants for the preferred shares were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion or exercise. Using the lowest eight-day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 6,367,975 shares would be issuable upon conversion of the preferred shares and exercise of the warrants as of June 30, 2026.
[2]

The amounts issuable upon conversion of the convertible notes measured at fair value were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion Using the lowest eight-day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 2,570,688 shares would be issuable upon conversion as of June 30, 2026.

The Company has never declared or paid any dividends on any class of its equity securities and does not expect to do so in the near future.

Note 14 — Equity

In connection with the Merger, the Company adopted its amended and restated certificate of incorporation and amended and restated bylaws. The amended and restated certificate of incorporation authorizes the issuance of preferred stock, Class A Common Stock and Class B Common Stock.

Preferred Stock

In connection with the Merger, all outstanding shares of Legacy Mobix Founders Redeemable Convertible Preferred Stock and Series A Redeemable Convertible Preferred Stock were cancelled and converted into 225,490 shares of the Company’s Class B Common Stock.

The amended and restated certificate of incorporation authorizes the Company to issue 10,000,000 shares of preferred stock, par value $0.00001, and the Company’s board of directors is authorized to designate one or more series of preferred stock, to fix the number of shares constituting any such series of preferred stock, and the powers, preferences and rights of any such series of preferred stock. Through September 30, 2025, the board of directors had not designated any such series of preferred stock and as of September 30, 2025 no shares of preferred stock were issued or outstanding.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Common Stock

The Company is authorized to issue 285,000,000 shares of Class A Common Stock and 5,000,000 shares of Class B Common Stock. Holders of Class A and Class B Common Stock are each entitled to receive ratably any dividends or distributions as may be declared from time to time by the board of directors. Each class of common stock is subordinate to the Company’s preferred stock with respect to rights upon liquidation of the Company. Neither class of common stock is redeemable at the option of the holders. The holders of Class A and Class B Common Stock are entitled to vote together as a single class, with each holder of outstanding shares of Class A Common Stock entitled to one vote for each share of Class A Common Stock and each holder of outstanding shares of Class B Common Stock entitled to ten votes for each share of Class B Common Stock. Holders of shares of Class B Common Stock may elect at any time to convert each outstanding share of Class B Common Stock into one share of Class A Common Stock. Shares of Class B Common Stock are also subject to automatic conversion into shares of Class A Common Stock upon the occurrence of certain events or, if not previously converted, upon the seventh anniversary of the Closing.

During the year ended September 30, 2025, the Company sold 157,446 shares of its Class A Common Stock in private placements for net proceeds of $1,600. In connection with the issuance of these shares, the Company also granted one investor a warrant to purchase 50,004 shares of common stock at a price of $9.60 per share. The warrant is immediately exercisable and has a term of three years. The Company determined the warrant to be a freestanding equity instrument with no subsequent remeasurement. The Company also issued 385,000 shares of its Class A Common Stock in connection with the April 2025 Offering. See Note 15, Warrants.

During the year ended September 30, 2024, Legacy Mobix sold 48,217 shares of its common stock at various dates in private placements for net proceeds of $3,286. In connection with the issuance of these shares, Legacy Mobix also granted one investor a warrant to purchase 2,741 shares of common stock at a price of $0.10 per share. The warrant is immediately exercisable and has a term of one year. The Company determined the warrant to be a freestanding equity instrument with no subsequent remeasurement. The Company determined the amount recognized within additional paid-in capital by allocating the proceeds received among the shares of common stock and the warrant issued based on their relative fair values. Subsequent to the Merger, the Company sold 37,000 shares of its Class A Common Stock to an unaffiliated investor for proceeds of $192. The Company also issued the investor a warrant to purchase an aggregate of 40,700 shares of its Class A Common Stock at a price of $11.80 per share. The warrant is immediately exercisable and has a five-year term.

As of September 30, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	5,883,842
Reserve for conversion of Class B Common Stock	200,491
Reserve for exercise of common stock warrants	2,508,573
Reserve for Earnout Shares	350,000
Reserve for RaGE Earnout	64,280
Stock options and RSUs	1,564,028
Awards available for grant under 2023 Equity Incentive Plan	256,089
Reserve for issuance under 2023 Employee Stock Purchase Plan	68,705
Class A Common Stock available for issuance	274,103,993

The Company has never declared or paid any dividends on any class of its equity securities and does not expect to do so in the near future.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Committed Equity Facility

In March 2024, the Company entered into a Purchase Agreement (“Purchase Agreement”) and a related Registration Rights Agreement with B. Riley Principal Capital II (“B. Riley”) which provides the Company the right, in its sole discretion, and subject to the satisfaction of the conditions set forth therein, to sell to B. Riley up to 950,000 newly issued shares of its Class A Common Stock (subject to certain limitations) from time to time. Any sales of Class A Common Stock pursuant to the Purchase Agreement, and the timing of any sales, are solely at the Company’s option, and the Company is under no obligation to sell any securities to B. Riley. The per share purchase price that B. Riley will pay for shares of Class A Common Stock is determined by reference to the volume weighted average price of the Class A Common Stock measured over the regular trading session or intraday period of the trading session on Nasdaq on the date of each purchase, in each case as defined in the Purchase Agreement, less a three percent discount.

As consideration for B. Riley’s commitment to purchase shares of the Company’s Class A Common Stock, the Company agreed to pay a cash commitment fee in the amount of $1,500 and reimburse certain legal fees. B. Riley will withhold 30% in cash from the total aggregate purchase price until B. Riley has received the entire cash commitment fee. As of September 30, 2025, $1,478 of the commitment fee remains unpaid, and is currently due. In April 2024, the Company filed a registration statement with the Securities and Exchange Commission to register under the Securities Act, the offer and resale by B. Riley of up to 950,000 shares of Class A Common Stock that the Company may elect to sell to B. Riley pursuant to the Purchase Agreement. The registration statement was declared effective on May 13, 2024.

During the year ended September 30, 2024, the Company sold 3,636 shares of its Class A Common Stock to B. Riley under the Purchase Agreement for gross proceeds of $73; no shares were sold under the Purchase Agreement during the year ended September 30, 2025. The amount and timing of the proceeds the Company receives from the sale of shares of Class A Common Stock pursuant to the Purchase Agreement, if any, will depend on a number of factors, including the numbers of shares the Company may elect to sell, the timing of such sales, the future market price of the Company’s Class A Common stock and the payment of the cash commitment fee. For the year ended September 30, 2024, cash commitment and other fees under the Purchase Agreement totaling $1,577 are included in “Other non-operating losses, net” in the consolidated statements of operations and comprehensive loss.